Scheduled Future Maturities of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 282.9
2014	290.0
2015	0
2016	0
2017	272.5
Thereafter	875.0
Total debt	$ 1,720.4	$ 999.2